RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

27.  RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel comprises members of the Board of Directors and key senior managers of the Corporation and its main subsidiaries. Their compensation is as follows:

	2021	2020	2019
Salaries and short-term benefits	$9.1	$8.0	$10.2
Share-based compensation	(0.8)	1.3	4.1
Termination and other long-term benefits	4.1	0.9	1.3
	$12.4	$10.2	$15.6

Operating transactions

During the year ended December 31, 2021, the Corporation incurred expenses with affiliated corporations in the amount of $13.3 million ($12.6 million in 2020 and $7.0 million in 2019), which are included in purchase of goods and services, and acquired property, plant and equipment and intangible assets from affiliated corporations in the amount of $4.6 million (none in 2020). The Corporation made sales to affiliated corporations in the amount of $7.8 million ($3.7 million in 2020 and $3.8 million in 2019). These transactions were accounted for at the consideration agreed between parties.

Management arrangements

The parent corporation has entered into management arrangements with the Corporation. Under these management arrangements, the parent corporation and the Corporation provide management services to each other on a cost-reimbursement basis. The expenses subject to reimbursement include the salaries of the Corporation’s executive officers, who also serve as executive officers of the parent corporation. In 2021, the Corporation received an amount of $2.4 million, which is included as a reduction in employee costs ($2.4 million in 2020 and 2019), and incurred management fees of $2.2 million ($2.2 million in 2020 and in 2019) with shareholders. These transactions were accounted for at the consideration agreed between the parties.

Tax transactions

In 2021, the parent corporation transferred $7.0 million of non-capital losses ($38.7 million in 2020 and $59.0 million in 2019) to the Corporation in exchange for a cash consideration of $1.8 million ($10.0 million in 2020 and $14.9 million in 2019). These transactions were accounted for at the consideration agreed between the parties.

Advance from the parent corporation

The advance from the parent corporation bears interest at the Canadian prime rate plus 1% and has no maturity date.